Cover	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE
Document Period End Date	Nov. 02, 2023
Entity File Number	000-33399
Entity Registrant Name	NOVA STAR INNOVATIONS, INC.
Entity Central Index Key	0001160945
Entity Tax Identification Number	01-0437914
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2157 S. Lincoln Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	(801)
Local Phone Number	323-2395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
No Trading Symbol Flag	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false